SHARE BASED COMPENSATION (Summary of Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends yield	0.00%	0.00%	0.00%
Exercise multiple	2.0	2.0	2.0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	63.70%	63.50%	62.30%
Risk-free interest rate per annum	2.98%	2.15%	2.68%
The fair value of underlying ordinary shares (per share)	$ 13.56	$ 9.99	$ 9.28
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	66.80%	68.80%	70.90%
Risk-free interest rate per annum	3.21%	3.18%	2.99%
The fair value of underlying ordinary shares (per share)	$ 18.04	$ 16.54	$ 12.85